UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue 14th Floor

         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,887,357 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309    53527  2091730 SH       SOLE                  2091730        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    90128  2400203 SH       SOLE                  2400203        0        0
AON CORP                       COM              037389103    75642  1822248 SH       SOLE                  1822248        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102   109585  3256600 SH       SOLE                  3256600        0        0
BAXTER INTL INC                COM              071813109    80829  2082685 SH       SOLE                  2082685        0        0
BED BATH & BEYOND INC          COM              075896100    70848  1845000 SH       SOLE                  1845000        0        0
CALLAWAY GOLF CO               COM              131193104    55900  3250000 SH       SOLE                  3250000        0        0
CAPITALSOURCE INC              COM              14055X102    98193  3946638 SH       SOLE                  3946638        0        0
CERIDIAN CORP NEW              COM              156779100    63625  2500000 SH       SOLE                  2500000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    26934  1018300 SH       SOLE                  1018300        0        0
E TRADE FINANCIAL CORP         COM              269246104   129448  4797930 SH       SOLE                  4797930        0        0
ECI TELECOM LTD                ORD              268258100     6999   617750 SH       SOLE                   617750        0        0
FIRST DATA CORP                COM              319963104    29263   625000 SH       SOLE                   625000        0        0
FLOWSERVE CORP                 COM              34354P105    40259   690076 SH       SOLE                   690076        0        0
HEWITT ASSOCS INC              COM              42822Q100    66659  2241396 SH       SOLE                  2241396        0        0
HEXCEL CORP NEW                COM              428291108     9447   430000 SH       SOLE                   430000        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101    48906  1425000 SH       SOLE                  1425000        0        0
JUPITERMEDIA CORP              COM              48207D101    11342   630800 SH       SOLE                   630800        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    14437   350663 SH       SOLE                   350663        0        0
LEHMAN BROS HLDGS INC          COM              524908100    17248   119341 SH       SOLE                   119341        0        0
MCDERMOTT INTL INC             COM              580037109   143402  2633642 SH       SOLE                  2633642        0        0
MIRANT CORP NEW                COM              60467R100    58750  2350000 SH       SOLE                  2350000        0        0
MONSTER WORLDWIDE INC          COM              611742107    44874   900000 SH       SOLE                   900000        0        0
NCR CORP NEW                   COM              62886E108    80784  1933091 SH       SOLE                  1933091        0        0
OPENWAVE SYS INC               COM NEW          683718308    79508  3684326 SH       SOLE                  3684326        0        0
PERKINELMER INC                COM              714046109    40129  1709800 SH       SOLE                  1709800        0        0
PETROQUEST ENERGY INC          COM              716748108      479    47500 SH       SOLE                    47500        0        0
QUIKSILVER INC                 COM              74838C106    15939  1150000 SH       SOLE                  1150000        0        0
RCN CORP                       COM NEW          749361200    42719  1649401 SH       SOLE                  1649401        0        0
REGIS CORP MINN                COM              758932107    19964   579000 SH       SOLE                   579000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    94569  5495000 SH       SOLE                  5495000        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102     2921   100000 SH  PUT  SOLE                   100000        0        0
UNITED RENTALS INC             COM              911363109   142164  4120694 SH       SOLE                  4120694        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    21936   746900 SH       SOLE                   746900        0        0